FAIR VALUE MEASUREMENTS (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair value measurements
Discount rate (as a percent)	12.00%	12.00%
Minimum
Fair value measurements
Revenue growth rate (as a percent)	0.70%	0.50%
OIBDA margin (as a percent)	49.40%	44.00%
Maximum
Fair value measurements
Revenue growth rate (as a percent)	1.20%	1.00%
OIBDA margin (as a percent)	50.70%	45.50%
Weighted average
Fair value measurements
Revenue growth rate (as a percent)	0.90%	0.70%
OIBDA margin (as a percent)	49.80%	44.60%